Matthews Asia Growth Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.1%

	Shares	Value

JAPAN: 32.0%
Sony Group Corp.	527,700	$54,287,515
Toyota Motor Corp.	2,674,900	48,249,858
Tokyo Electron, Ltd.	80,400	41,290,318
GMO Payment Gateway, Inc.	335,800	34,210,016
Daiichi Sankyo Co., Ltd.	1,302,500	28,442,690
Keyence Corp.	55,500	25,735,495
CyberAgent, Inc.	2,001,900	24,772,725
Shin-Etsu Chemical Co., Ltd.	133,300	20,252,714
Terumo Corp.	643,600	19,474,381
OBIC Business Consultants Co., Ltd.	518,100	18,006,315
Shimano, Inc.	72,800	16,671,809
Appier Group, Inc.[b]	1,805,100	14,875,176
SoftBank Group Corp.	276,300	12,353,277
HEALIOS KKb	1,243,200	11,722,513
Japan Elevator Service Holdings Co., Ltd.	805,200	10,423,285
Sansan, Inc.[b]	665,700	7,468,112

Total Japan		388,236,199

CHINA/HONG KONG: 27.8%
Shenzhen Inovance Technology Co., Ltd. A Shares	4,225,612	37,658,357
Silergy Corp.	304,000	35,644,247
XPeng, Inc. A Shares[b]	2,390,250	32,896,488
BeiGene, Ltd. ADR[b]	162,500	30,647,500
InnoCare Pharma, Ltd.[b,c,d]	13,446,000	20,732,121
WuXi AppTec Co., Ltd. A Shares[b]	1,134,036	19,882,974
Shenzhou International Group Holdings, Ltd.	1,490,400	19,676,292
Innovent Biologics, Inc.[b,c,d]	5,835,500	19,637,238
Alibaba Group Holding, Ltd.[b]	1,399,700	19,101,304
Hangzhou Tigermed Consulting Co., Ltd. H Shares[c,d]	1,572,100	18,960,386
Tencent Holdings, Ltd.	380,300	17,529,679
Bilibili, Inc. Class Zb	632,900	16,111,092
Burning Rock Biotech, Ltd. ADR[b]	1,395,348	12,962,783
RemeGen Co., Ltd. H Shares[b,c,d]	1,990,000	11,628,821
Medlive Technology Co., Ltd.[b,c,d]	6,873,500	6,860,174
JD Health International, Inc.[b,c,d]	1,093,400	6,546,843
Jacobio Pharmaceuticals Group Co., Ltd.[b,c,d]	3,939,900	3,946,244
Zhaoke Ophthalmology, Ltd.[b,c,d]	5,683,633	2,527,053
Kindstar Globalgene Technology, Inc.[b,c,d]	7,212,500	2,424,395
Adagene, Inc. ADR[b]	628,917	2,245,234
JD.com, Inc. A Shares[b]	13,985	397,382

Total China/Hong Kong		338,016,607

INDIA: 19.3%
HDFC Bank, Ltd.	2,900,477	55,862,685
Reliance Industries, Ltd.	1,222,419	42,280,510
Bajaj Finance, Ltd.	437,755	41,572,848
Dabur India, Ltd.	5,462,846	38,523,884
FSN E-Commerce Ventures, Ltd.[b]	1,058,179	23,401,308
Avenue Supermarts, Ltd.[b,c,d]	257,482	13,540,745
Crompton Greaves Consumer Electricals, Ltd.	2,366,142	11,638,086
Dr. Lal PathLabs, Ltd.[c,d]	225,297	7,715,664

Total India		234,535,730

	Shares	Value

AUSTRALIA: 4.6%
CSL, Ltd.	278,623	$55,625,000

Total Australia		55,625,000

INDONESIA: 4.2%
PT Bank Rakyat Indonesia Persero	145,246,700	46,912,467
PT Mayora Indah	28,901,100	3,541,580

Total Indonesia		50,454,047

UNITED STATES: 3.5%
Atlassian Corp. PLC Class Ab	75,000	22,037,250
Legend Biotech Corp. ADR[b]	373,038	13,556,201
Schrodinger, Inc.[b]	203,700	6,950,244

Total United States		42,543,695

TAIWAN: 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	302,400	31,528,224

Total Taiwan		31,528,224

NEW ZEALAND: 1.1%
Xero, Ltd.[b]	184,469	13,980,477

Total New Zealand		13,980,477

VIETNAM: 1.1%
Vietnam Dairy Products JSC	3,739,910	13,226,629

Total Vietnam		13,226,629

SINGAPORE: 0.9%
Sea, Ltd. ADR[b]	93,800	11,236,302

Total Singapore		11,236,302

TOTAL INVESTMENTS: 97.1%		1,179,382,910
(Cost $1,202,694,432)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		35,409,094

NET ASSETS: 100.0%		$1,214,792,004

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $114,519,684, which is 9.43% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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